SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues and gross profit generated from each segment
Net revenues	$ 5,993,409	$ 7,613,626	$ 7,468,610
Cost of revenues	4,994,090	6,333,643	6,205,474
Gross profit	999,319	1,279,983	1,263,136
Operating expenses	1,029,400	826,663	907,075
Income (loss) from operations	(30,081)	453,320	356,061
Other segment items	$ (52,221)	$ (44,795)	$ 407
Other segment items, description	Includes interest expense, net, loss on change in fair value of derivatives, net, foreign exchange gain, net and investment income, net.	Includes interest expense, net, loss on change in fair value of derivatives, net, foreign exchange gain, net and investment income, net.	Includes interest expense, net, loss on change in fair value of derivatives, net, foreign exchange gain, net and investment income, net.
Income (loss) before income taxes and equity in earnings (losses) of affiliates	$ (82,302)	$ 408,525	$ 356,468
Supplementary information:
Interest expense	(137,468)	(114,099)	(74,266)
Interest income	88,470	51,621	40,615
Depreciation and amortization, included in cost of revenues and operating expenses	501,443	307,040	234,559
Operating segment | CSI Solar Segment
Revenues and gross profit generated from each segment
Net revenues	6,460,003	7,230,550	6,975,612
Cost of revenues	5,272,722	6,121,332	5,824,855
Gross profit	1,187,281	1,109,218	1,150,757
Operating expenses	850,499	653,135	806,959
Income (loss) from operations	336,782	456,083	343,798
Supplementary information:
Interest expense	(63,698)	(60,413)	(50,756)
Interest income	63,107	43,788	36,085
Depreciation and amortization, included in cost of revenues and operating expenses	463,893	290,346	227,839
Operating segment | Recurrent Energy Segment
Revenues and gross profit generated from each segment
Net revenues	323,469	497,653	821,525
Cost of revenues	257,976	292,926	660,161
Gross profit	65,493	204,727	161,364
Operating expenses	155,573	108,106	81,000
Income (loss) from operations	(90,080)	96,621	80,364
Supplementary information:
Interest expense	(63,465)	(46,489)	(16,358)
Interest income	25,281	7,797	4,382
Depreciation and amortization, included in cost of revenues and operating expenses	37,550	16,694	6,720
Elimination and unallocated items
Revenues and gross profit generated from each segment
Net revenues	(790,063)	(114,577)	(328,527)
Cost of revenues	(536,608)	(80,615)	(279,542)
Gross profit	(253,455)	(33,962)	(48,985)
Operating expenses	23,328	65,422	19,116
Income (loss) from operations	(276,783)	(99,384)	(68,101)
Supplementary information:
Interest expense	(10,305)	(7,197)	(7,152)
Interest income	$ 82	$ 36	$ 148